ACQUISITION AND DIVESTITURES - Divestitures (Details) - USD ($) $ in Millions					1 Months Ended	3 Months Ended				11 Months Ended	12 Months Ended
	Jun. 01, 2023	Jun. 01, 2022	Oct. 14, 2021	Jun. 01, 2021	Dec. 31, 2022	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 14, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary											100.00%
Increase (decrease) through acquisition of subsidiary, equity											$ 329	$ (171)
Acquisitions											$ 744
Boroo Pte Ltd [Member]
Disclosure of detailed information about business combination [line items]
Proportion of reclamation bond obligations assumed		50.00%		50.00%
Reko Diq [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary					50.00%					37.50%
Proportion of ownership interests held by non-controlling interests					50.00%						50.00%
Reversal of impairment loss						$ 120
Gain on reconstitution						300
Increase (decrease) through acquisition of subsidiary, equity						329
Acquisitions						744
Reko Diq [Member] | Provincial Government of Balochistan [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests					10.00%
Reko Diq [Member] | Government of Balochistan special purpose company [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests					15.00%
Reko Diq [Member] | Other federal state-owned enterprises [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests					25.00%
Reko Diq [Member] | Provincial Government of Balochistan and other federal state-owned enterprises [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests					40.00%
Lagunas Norte [Member]
Disclosure of detailed information about business combination [line items]
Reversal of impairment loss								$ 86
Proportion of ownership interest sold				100.00%
NSR royalty rate				2.00%
Purchase price of NSR				$ 16
Period used for calculation of the average gold price to value the contingent consideration				2 years
Gain (loss) recognised on measurement to fair value less costs to sell							$ 4
Provision for decommissioning, restoration and rehabilitation costs				$ 173	$ 0	$ 0					$ 0
Lagunas Norte [Member] | Maximum
Disclosure of detailed information about business combination [line items]
Consideration paid (received)				(81)
Lagunas Norte [Member] | Cash and cash equivalents [Member]
Disclosure of detailed information about business combination [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents				(20)
Lagunas Norte [Member] | Other receivables [Member] | First anniversary after closing [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid (received)		$ (10)
Lagunas Norte [Member] | Other receivables [Member] | Second anniversary after closing [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	$ (20)
Lagunas Norte [Member] | Contingent consideration [member] | Maximum
Disclosure of detailed information about business combination [line items]
Consideration paid (received)				(15)
Lagunas Norte [Member] | At fair value
Disclosure of detailed information about business combination [line items]
Consideration paid (received)				$ (65)
South Arturo
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests			40.00%
Lone Tree [Member]
Disclosure of detailed information about business combination [line items]
Gain (loss) recognised on measurement to fair value less costs to sell									$ 205
Gain (loss) recognised in equity									$ (85)
Lone Tree [Member] | i-80 Gold Corp [Member]
Disclosure of detailed information about business combination [line items]
Term of toll milling agreement, autoclave facilities			3 years
Term of toll milling agreement, roaster facilities			10 years
Fair value of toll milling agreement			$ 0
Fair value of shares			48
Lone Tree [Member] | Contingent consideration [member] | i-80 Gold Corp [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid (received)			(50)
Lone Tree [Member] | At fair value
Disclosure of detailed information about business combination [line items]
Consideration paid (received)			$ (175)